COMMITMENTS AND CONTINGENCIES - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / oz oz	Dec. 31, 2018 USD ($)
Disclosure of subsidiaries [line items]
Restricted cash	$ 2,082,000	$ 6,545,000
Royalties	14,960,000	14,302,000
Wassa
Disclosure of subsidiaries [line items]
Assets to which significant restrictions apply	9,600,000
Restricted cash	$ 1,100,000
Mineral revenue, royalties	5.00%
Prestea
Disclosure of subsidiaries [line items]
Assets to which significant restrictions apply	$ 8,100,000
Restricted cash	$ 1,000,000
Mineral revenue, royalties	5.00%
Maximum
Disclosure of subsidiaries [line items]
Net smelter return royalty, percentage	2.00%
Asikuma Property
Disclosure of subsidiaries [line items]
Net smelter return royalty, amount exempt | oz	200,000
Asikuma Property | Minimum
Disclosure of subsidiaries [line items]
Net smelter return royalty, percentage	3.50%
Net smelter return royalty, threshold per ounce | $ / oz	400
Asikuma Property | Maximum
Disclosure of subsidiaries [line items]
Net smelter return royalty, threshold per ounce | $ / oz	300
Mansiso Property
Disclosure of subsidiaries [line items]
Royalties	$ 700,000	$ 0
Mansiso Property | Minimum
Disclosure of subsidiaries [line items]
Net smelter return royalty, percentage	3.50%
Net smelter return royalty, threshold per ounce | $ / oz	400